Redeemable Convertible Preferred Stock - Summary Of Temporary Equity (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Temporary Equity [Line Items]
Carrying Value	$ 59,987	$ 59,987
Series Seed [Member]
Temporary Equity [Line Items]
Shares	2,057,188	2,057,188
Carrying Value	$ 1,897	$ 1,897
Series A [Member]
Temporary Equity [Line Items]
Shares	2,110,400	2,110,400
Carrying Value	$ 4,948	$ 4,948
Series B [Member]
Temporary Equity [Line Items]
Shares	990,068	990,068
Carrying Value	$ 10,285	$ 10,285
Series C [Member]
Temporary Equity [Line Items]
Shares	2,142,188	2,142,188
Carrying Value	$ 34,585	$ 34,585
Series C-1 [Member]
Temporary Equity [Line Items]
Shares	452,671	452,671
Carrying Value	$ 8,272	$ 8,272